Right of use assets and Lease liabilities (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 30, 2024	May 18, 2020	Mar. 17, 2020
IfrsStatementLineItems [Line Items]
Interest Rate			6.60%	3.50%	3.95%
Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Interest Rate		6.80%
Bank Borrowings [Member] | Bank Borrowings One [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	90,413,000-1
Debtor Country	Chile
Lending party Tax ID	97,030,000-7
Creditor country	Chile
Currency	CLP
Type of amortization	At maturity
Interest Rate	5.82%
Bank Borrowings [Member] | Bank Borrowings Four [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		90,413,000-1
Debtor Country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Type of amortization		At maturity
Interest Rate		6.54%
Bank Borrowings [Member] | Bank Borrowings Five [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		90,413,000-1
Debtor Country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Type of amortization		At maturity
Interest Rate		6.78%
Bank Borrowings [Member] | Bank Borrowings Six [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		90,413,000-1
Debtor Country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Type of amortization		At maturity
Interest Rate		6.66%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 42,232,779	$ 39,782,317
Lease Liabilities Subtotal One	21,161,203	21,146,600
Lease Liabilities Adjustment Due To New Accounting IFRS Policy	21,071,576	18,635,717
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	13,120,674	11,659,338
Lease Liabilities Subtotal One	1,377,020	1,337,804
Lease Liabilities Adjustment Due To New Accounting IFRS Policy	11,743,654	10,321,534
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	6,783,137	7,254,177
Lease Liabilities Subtotal One	1,478,860	1,379,838
Lease Liabilities Adjustment Due To New Accounting IFRS Policy	5,304,277	5,874,339
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	22,328,968	20,868,802
Lease Liabilities Subtotal One	18,305,323	18,428,958
Lease Liabilities Adjustment Due To New Accounting IFRS Policy	$ 4,023,645	$ 2,439,844
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings One [Member] | Transportes Ccu Limitada [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	90,413,000-1
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		90,413,000-1
Debtor Country	Chile	Chile
Lending party Tax ID	99,012,000-5	99,012,000-5
Creditor country	Chile	Chile
Currency	UF	UF
Lease liabilities	$ 21,161,203
Type of amortization	Monthly	Monthly
Interest Rate	3.95%	3.95%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas Sa [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 1,377,020	$ 1,379,838
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	1,478,860	18,428,958
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas Sa [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 18,305,323	$ 21,093,964
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Three [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Chile
Creditor country	Chile
Currency	UF
Lease liabilities	$ 15,065,197
Type of amortization	Monthly
Interest Rate	3.28%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Three [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 8,816,550
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Three [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	3,555,537
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Three [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 2,693,110
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Chile
Creditor country		Chile
Currency		UF
Lease liabilities		$ 13,286,730
Type of amortization		Monthly
Interest Rate		4.09%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 7,623,227
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		4,241,420
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 1,422,083
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings One [Member] | Transportes Ccu Limitada [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		79,862,750-3
Debtor Country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Lease liabilities		$ 52,636
Type of amortization		Monthly
Interest Rate		2.14%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings One [Member] | Transportes Ccu Limitada [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 52,636
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings One [Member] | Transportes Ccu Limitada [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings One [Member] | Transportes Ccu Limitada [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings Two [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Chile
Creditor country	Chile
Currency	CLP
Lease liabilities	$ 139,434
Type of amortization	Monthly
Interest Rate	6.30%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings Two [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 139,434
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings Two [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings Two [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings Three [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Chile
Creditor country		Chile
Currency		CLP
Lease liabilities		$ 19,321
Type of amortization		Monthly
Interest Rate		4.45%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings Three [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 19,321
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings Three [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings Three [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Chile
Creditor country	Chile
Currency	USD
Lease liabilities	$ 1,585,567
Type of amortization	Monthly
Interest Rate	4.96%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 495,625
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	355,927
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 734,015
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Chile
Creditor country		Chile
Currency		USD
Lease liabilities		$ 1,733,756
Type of amortization		Monthly
Interest Rate		4.00%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 366,173
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		349,822
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 1,017,761
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Argentina
Creditor country	Argentina
Currency	USD
Lease liabilities	$ 1,154,990
Type of amortization	Monthly
Interest Rate	8.09%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 923,992
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	230,998
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Argentina
Creditor country		Argentina
Currency		USD
Lease liabilities		$ 2,627,743
Type of amortization		Monthly
Interest Rate		8.09%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 1,545,505
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		1,082,238
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Eight [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Paraguay
Creditor country	Paraguay
Currency	USD
Lease liabilities	$ 2,561,824
Type of amortization	Monthly
Interest Rate	10.24%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Eight [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 884,173
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Eight [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	1,081,131
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Eight [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 596,520
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Argentina
Creditor country	Argentina
Currency	ARS
Lease liabilities	$ 264,547
Type of amortization	Monthly
Interest Rate	56.94%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 239,741
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	24,806
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Argentina
Creditor country		Argentina
Currency		ARS
Lease liabilities		$ 433,411
Type of amortization		Monthly
Interest Rate		65.93%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 326,100
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		107,311
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | P Y G [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Paraguay
Creditor country	Paraguay
Currency	PYG
Lease liabilities	$ 206,333
Type of amortization	Monthly
Interest Rate	9.77%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | P Y G [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 150,455
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | P Y G [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	55,878
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | P Y G [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | P Y G [Member] | Bank Borrowings Eight [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Paraguay
Creditor country		Paraguay
Currency		PYG
Lease liabilities		$ 250,716
Type of amortization		Monthly
Interest Rate		9.53%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | P Y G [Member] | Bank Borrowings Eight [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 157,168
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | P Y G [Member] | Bank Borrowings Eight [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		93,548
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | P Y G [Member] | Bank Borrowings Eight [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uyu [Member] | Bank Borrowings Nine [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Uruguay	Uruguay
Creditor country	Uruguay	Uruguay
Currency	UYU	UYU
Lease liabilities	$ 93,684	$ 284,040
Type of amortization	Monthly	Monthly
Interest Rate	7.71%	3.18%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uyu [Member] | Bank Borrowings Nine [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 93,684	$ 284,040
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uyu [Member] | Bank Borrowings Nine [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uyu [Member] | Bank Borrowings Nine [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities	52,564,482	48,649,226
Lease Liabilities Subtotal One	29,132,089	29,555,241
Lease Liabilities Adjustment Due To New Accounting IFRS Policy	23,432,393	19,093,985
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	16,777,506	13,956,205
Lease Liabilities Subtotal One	2,752,638	2,715,584
Lease Liabilities Adjustment Due To New Accounting IFRS Policy	14,024,868	11,240,621
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	7,884,512	8,530,907
Lease Liabilities Subtotal One	2,752,638	2,661,784
Lease Liabilities Adjustment Due To New Accounting IFRS Policy	5,131,874	5,869,123
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	27,902,464	26,162,114
Lease Liabilities Subtotal One	23,626,813	24,177,873
Lease Liabilities Adjustment Due To New Accounting IFRS Policy	$ 4,275,651	$ 1,984,241
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings One [Member] | Transportes Ccu Limitada [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	90,413,000-1
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		90.413.000-1
Debtor Country	Chile	Chile
Lending party Tax ID	99,012,000-5	99.012.000-5
Creditor country	Chile	Chile
Currency	UF	UF
Lease liabilities	$ 29,132,089	$ 29,501,441
Type of amortization	Monthly	Monthly
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas Sa [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 2,752,638	$ 2,661,784
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	2,752,638	2,661,784
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas Sa [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	23,626,813	$ 24,177,873
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Three [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 16,298,237
Type of amortization	Monthly
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Three [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 3,893,699
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Three [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	2,858,970
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Chile
Creditor country		Chile
Currency		UF
Lease liabilities		$ 8,715,028
Type of amortization		Monthly
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 9,545,568	$ 5,426,399
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		2,661,773
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 626,856
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Chile
Creditor country	Chile
Currency	UF
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings One [Member] | Transportes Ccu Limitada [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		79.862.750-3
Debtor Country		Chile
Lending party Tax ID		97.030.000-7
Creditor country		Chile
Currency		CLP
Lease liabilities		$ 53,800
Type of amortization		Monthly
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings One [Member] | Transportes Ccu Limitada [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 53,800
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings One [Member] | Transportes Ccu Limitada [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings One [Member] | Transportes Ccu Limitada [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings Two [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 139,309
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings Three [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Chile	Chile
Creditor country	Chile	Chile
Currency	CLP	CLP
Lease liabilities		$ 590,637
Type of amortization	Monthly	Monthly
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings Three [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 139,309	$ 450,486
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings Three [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		140,151
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings Three [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Chile
Creditor country	Chile
Currency	USD
Lease liabilities	$ 2,775,571
Type of amortization	Monthly
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 818,273
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	659,500
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 1,297,798
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Chile
Creditor country		Chile
Currency		USD
Lease liabilities		$ 4,684,327
Type of amortization		Monthly
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 2,138,893
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		1,188,049
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 1,357,385
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Argentina
Creditor country	Argentina
Currency	USD
Lease liabilities	$ 1,322,092
Type of amortization	Monthly
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 1,023,556
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	298,536
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Argentina
Creditor country		Argentina
Currency		USD
Lease liabilities		$ 3,030,070
Type of amortization		Monthly
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 1,780,137
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		1,249,933
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Eight [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Paraguay
Creditor country	Paraguay
Currency	USD
Lease liabilities	$ 1,781,530
Type of amortization	Monthly
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Eight [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 1,585,533
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Eight [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	77,114
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Eight [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 118,883
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Argentina
Creditor country	Argentina
Currency	ARS
Lease liabilities	$ 779,400
Type of amortization	Monthly
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 630,883
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	148,517
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Argentina
Creditor country		Argentina
Currency		ARS
Lease liabilities		$ 1,442,508
Type of amortization		Monthly
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 918,048
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		524,460
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | P Y G [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Paraguay
Creditor country	Paraguay
Currency	PYG
Lease liabilities	$ 227,532
Type of amortization	Monthly
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | P Y G [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 173,024
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | P Y G [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	54,508
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | P Y G [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | P Y G [Member] | Bank Borrowings Eight [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Creditor country		Paraguay
Currency		PYG
Lease liabilities		$ 298,024
Type of amortization		Monthly
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | P Y G [Member] | Bank Borrowings Eight [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 193,267
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | P Y G [Member] | Bank Borrowings Eight [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		104,757
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | P Y G [Member] | Bank Borrowings Eight [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uyu [Member] | Bank Borrowings Eight [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Paraguay
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uyu [Member] | Bank Borrowings Nine [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Uruguay	Uruguay
Creditor country	Uruguay	Uruguay
Currency	UYU	UYU
Lease liabilities	$ 108,722	$ 333,391
Type of amortization	Monthly	Monthly
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uyu [Member] | Bank Borrowings Nine [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 108,722	$ 333,391
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uyu [Member] | Bank Borrowings Nine [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uyu [Member] | Bank Borrowings Nine [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities